RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended				2 Months Ended	12 Months Ended
	Feb. 23, 2021	Apr. 13, 2020	Oct. 28, 2020	Sep. 16, 2020	Aug. 27, 2020	Nov. 22, 2019	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Repayments to related parties								$ 0	$ (128,166)	$ (78,992)
Dr. Moore [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Per share		$ 0.05
Stock issued during period, Restricted shares, Shares		1,000,000
Mr. Lee [Member]
Management services fees								30,000	30,000	30,000
Expenses paid by related parties									4,906	21,260
Repayments to related parties									268	78,992
Advanced							$ 3,084		191,318	3,084
Due to related parties								$ 98,971	$ 415,347	$ 110,358
Ruby Hui [Member]
Common stock shares issued	100,000
Net proceeds	$ 12,000
Price per share	$ 0.12		$ 0.05		$ 0.05
Ruby Hui [Member] | Private Placement [Member]
Stock issued during period, Restricted shares, Per share			$ 0.05
Stock issued during period, Restricted shares, Shares			800,000
Stock issued, issue percentage			5.00%
Ruby Hui [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Per share				$ 0.05	$ 0.05
Stock issued during period, Restricted shares, Shares							1,078,445
Stock issued, issue percentage				5.00%	5.00%
Yongbiao Ding [Member]
Price per share						$ 0.10
Yongbiao Ding [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Per share						$ 0.10
Stock issued during period, Restricted shares, Shares						300,000